SCHEDULE I - PARENT COMPANY ONLY - CONDENSED STATEMENT OF OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss before income taxes	$ (8,685)	$ (6,289)	$ (55,350)	$ (24,676)	$ (146,410)
Income tax expense (benefit)	(4,359)	(1,584)	111	(3,368)	(17,545)
Net loss attributable to shareholders	(4,341)	(4,876)	(55,185)	(21,947)	(129,171)
Net loss attributable to common shareholders	$ (4,770)	$ (11,613)	(77,633)	(46,155)	(147,684)
PARENT COMPANY ONLY
Other (income) expense			(29,675)
Earnings (loss) from consolidated subsidiaries			(23,364)	(21,947)	(129,171)
Loss before income taxes			(53,039)	(21,947)	(129,171)
Income tax expense (benefit)			2,146
Net loss attributable to shareholders			(55,185)	(21,947)	(129,171)
Net loss attributable to common shareholders			$ (95,754)	$ (37,957)	$ (143,864)